Intangible (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of goodwill and intangible assets with indefinite useful life
16.1 Goodwill and intangible assets with indefinite useful lives

	12/31/2024	12/31/2023
Goodwill - Facepa	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil (1)	170,859	170,859
Other (2)	5,097	4,834
	8,192,339	8,192,076
(1)Refers to the goodwill of the MMC Brasil business combination.
(2)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.

Summary of assumptions used in valuation of cash-generating units
The assumptions in the table set forth below were also adopted:

Net average pulp price – Foreign market (US$/t)	684.9
Net average pulp price – Internal market (US$/t)	735.5
Average exchange rate (R$/US$)	5.40
Discount rate (pos-tax)	8.91% p.a.
Discount rate (pre-tax)	12.50% p.a.

Schedule of intangible assets with determined useful life
16.2 Intangible assets with limited useful lives

		12/31/2024	12/31/2023
Opening balance		6,557,009	7,173,183
Additions		161,779	104,931
Fair value adjustment MMC Brasil			189,655
Write-offs			(2)
Amortization		(1,008,824)	(990,432)
Transfers and others			79,674
Closing balance		5,709,964	6,557,009
Represented by	Average rate %
Non-competition agreements	5.00	4,508	4,818
Port concessions	3.94	632,253	537,179
Lease agreements	16.90		6,875
Supplier agreements	12.66	25,925	40,739
Port service contracts	4.23	520,459	549,821
Cultivars	14.28	20,391	40,784
Trademarks and patents	8.35	170,306	188,723
Customer portfolio	9.09	4,104,900	4,925,879
Supplier agreements	17.64	295	10,861
Software	20.80	201,476	141,178
Other	10.00	29,451	110,152
		5,709,964	6,557,009

Cost		12,540,497	12,378,761
Amortization		(6,830,533)	(5,821,752)
Closing balance		5,709,964	6,557,009